Document and Entity Information	Feb. 24, 2023
Cover [Abstract]
Entity Registrant Name	Ryerson Holding Corp
Amendment Flag	false
Entity Central Index Key	0001481582
Document Type	8-K
Document Period End Date	Feb. 24, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-34735
Entity Tax Identification Number	26-1251524
Entity Address, Address Line One	227 W. Monroe St.
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	292-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value, 100,000,000 shares authorized
Trading Symbol	RYI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false